Selected Statements of Operations Data (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of revenues from sales to unaffiliated customers
Revenues		$ 33,010	$ 34,050	$ 37,233
North America [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues		14,500	22,164	25,157
Asia [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	[1]	14,146	7,158	4,874
Latin America [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues		2,653	3,579	2,666
Other [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues		$ 1,711	$ 1,149	$ 4,536

[1]	Includes Japan and the Philippines which each of them accounted for more than 10% of Company's revenues in 2019.